Inventories, net	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Inventories, net
Inventories, net

Note 3. Inventories, net

Inventories were as follows (in thousands):

	February 28, 2023	May 31, 2022
Raw materials	$—	$16,264
Work-in-progress	—	1,665
Total inventories, net	$—	$17,929

During the first quarter of fiscal year 2023, the Company reviewed purchase commitments made by its manufacturing partner, Samsung BioLogics Co., Ltd. (“Samsung”), under the master agreement between the Company and Samsung, and its vendors for specialized raw materials for which the Company made a prepayment in the amount of approximately $2.7 million in the third quarter of fiscal year 2022, which were recorded as prepaid expenses in the consolidated financial statements as of May 31, 2022. As discussed in Note 9, Commitments and Contingencies – Commitments with Samsung BioLogics Co., Ltd. (“Samsung”), the Company and its manufacturing partner remain in ongoing discussions about, among other things, deferring the unfulfilled commitments. The entire amount of approximately $2.7 million was charged-off during the quarter ended August 31, 2022.

In October 2022, the Company voluntarily withdrew its rolling BLA submission after concluding that a significant risk existed that the BLA would not receive FDA approval due to the inadequate process and performance by its former CRO around the monitoring and oversight of the clinical data from its trials. Following this decision, the Company’s inventories no longer qualified for capitalization as pre-launch inventories. During the three months ended November 30, 2022, the Company charged-off the remaining raw material resin and work-in-progress bulk product inventories of approximately $16.3 million and $1.7 million, respectively.

For additional information, refer to Note 2, Summary of Significant Accounting Policies – Pre-launch Inventories in this prospectus, and to Note 3, Inventories, net, in the 2022 Form 10-K.

Note 3. Inventories, net

Inventories, net of reserves, were as follows:

	As of May 31,
(in thousands)	2022	2021
Raw materials	$16,264	$28,085
Work-in-progress	1,665	65,394
Total inventories, net	$17,929	$93,479

The Company determines whether raw materials purchased for commercial production are usable for production based on the manufacturer’s assigned expiration date. In evaluating whether raw materials included in the pre-launch inventories will be usable for production, the Company takes into the account the shelf-life of raw materials at the time they are expected to be used in manufacturing. Any raw materials past expiration date at the time of the next manufacturing run are removed from inventory. Also, as one of the stages of the manufacturing process, the Company produces work-in-progress materials which consist of bulk drug substance, which is the manufactured drug stored in bulk storage. The initial shelf-life of bulk drug substance is established based on periodically performed stability studies and is set at four years from the date of manufacturing. Bulk drug substance is subject to deep freeze stability studies performed on a periodic basis in accordance with the established stability protocols. If drug substance meets suitability criteria beyond the initial shelf-life, its shelf-life is extended by another four years. Regardless of the number of stability studies performed, if drug substance continues to meet prespecified suitability parameters it may be used in manufacturing; if drug substance fails to meet suitability criteria beyond its assigned shelf-life at that time, it may no longer be used and is considered to be expired. Further, the Company utilizes resins, a reusable raw material, in its bulk drug manufacturing process. Shelf-life of a resin used in commercial manufacturing of biologics is determined by the number of cycles for which it has been validated to be used in a manufacturing process before it is considered unusable. Unpacked and unused resins have a manufacturer’s expiration date by which resins are expected to start being used in the manufacturing process without loss of their properties. Prior to a new manufacturing campaign, and between manufacturing campaigns, the resins are removed from storage, treated and tested for suitability. Once resins are used in the manufacturing process, their shelf-life is measured by a validated predetermined number of manufacturing cycles they are usable for, conditional on appropriate storage solution under controlled environment between production campaigns, as well as by performing pre-production usability testing. Before a manufacturing campaign, each resin is tested for suitability. Regardless of the number of cycles, if a resin fails to meet prespecified suitability parameters it may not be used in manufacturing; likewise, even if the resin meets suitability criteria beyond the lifetime cycles, it may no longer be used. The cost of the resins used in a manufacturing campaign is allocated to the cost of the drug product in vials.

During the fourth fiscal quarter of 2022, the Company concluded that certain inventories no longer qualify for capitalization as pre-launch inventories due to expiration of shelf-life prior to expected commercial sales and the ability to obtain additional commercial product stability data until after shelf-life expiration. This is due to delays experienced from the originally anticipated

BLA approval date from the FDA. Although these inventories are no longer being capitalized as pre-launch inventories for GAAP accounting purposes, the inventories written-off for accounting purposes continue to be physically maintained, can be used for clinical trials, and can be commercially sold if the shelf-lives can be extended as a result of the performance of on-going continued stability testing of drug product. In the event the shelf-lives of these written-off inventories are extended, and the inventories are sold commercially, the Company will not recognize any costs of goods sold on the previously expensed inventories. The Company also concluded that due to delays of future production certain raw materials would expire prior to production and as such no longer qualify for capitalization. Specifically, the Company evaluated its raw materials, which consist of specialized raw materials, resins, and other, against the anticipated production date and determined that while the next production date is indeterminable as of May 31, 2022, specialized raw materials have remaining shelf-life ranging from 2023 to 2026. Therefore, a reserve of $10.2 million for the entire remaining value of specialized and other raw materials was recorded as of May 31, 2022. The Company also concluded that approximately $29.1 million, comprised of five batches of drug product, out of total of nine manufactured, is likely to expire prior to the anticipated date the product may be approved for commercialization. Additionally, the Company anticipates that approximately $34.2 million of the drug product comprising of the remaining four manufactured batches, with shelf-lives lasting into 2026, may expire prior to receiving approval for commercialization. The Company wrote off the entire remaining balance of the drug product, in the amount of $63.3 million, as of May 31, 2022.

During the fourth fiscal quarter of 2022, the Company completed its validation of the resins’ properties based on the number of cycles they have been used for, and the remaining number of manufacturing cycles they may be used for; the Company did not identify any resins that failed suitability validation. As of May 31, 2022, the remaining lifetime of resins ranges between 37 and 62 cycles. The Company will continue to present its resins inventory based on the remaining shelf-lives until a new shelf-life is assigned based on the results of usability testing.

The table below summarizes inventory that had been previously capitalized and subsequently written off for accounting purposes. Work-in-progress and finished drug product inventories continue to be physically maintained, can be used for clinical trials, and can be commercially sold if the shelf-lives can be extended as a result of the performance of on-going continued stability tests.

		Raw Materials				Work-in-progress
(in thousands, Expiration period ending May 31, )	Remaining shelf-life (mos)	Specialized	Resins	Other	Total Raw Materials	Bulk drug product	Finished drug product	Total inventories
2023	0 to 12	$3,658	—	1,421	$5,079	$1,824	$—	$6,903
2024	13 to 24	682	16,264	1,590	18,536	1,665	—	20,201
2025	25 to 36	2,099	—	—	2,099	—	29,142	31,241
2026	37 to 48	731	—	—	731	—	32,344	33,075
Thereafter	49 or more	—	—	—	—	—	—	—
Inventories, gross		7,170	16,264	3,011	26,445	3,489	61,486	91,420
Write-off		(7,170)	—	(3,011)	(10,181)	(1,824)	(61,486)	(73,491)
Inventories, net		$—	16,264	—	$16,264	$1,665	$—	$17,929